Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [Abstract]
Segment by type of organization

The Group’s reporting segments consist of banking, credit card, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed.

Operational scope
Banking	Loans/deposits and relevant services for Woori Bank and overseas subsidiaries’ customers
Credit card	Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd.
Investment banking	Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd.
Others	Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Institute, Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

(2) The details of income (expense) by each segment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017(*1)
	Banking	Credit card	Investment Banking	Others(*2)	Reporting segment total	Adjustments(*3)	Total
Net Interest income(expense)	4,082,895	497,534	31,082	126	4,611,637	609,013	5,220,650
Non-interest income(expense)	1,517,752	39,606	5,804	282,504	1,845,666	(593,640)	1,252,026
Impairment losses due to credit loss	(365,978)	(235,116)	3,123	(33)	(598,004)	(187,129)	(785,133)
General and administrative expense(*4)	(3,329,923)	(163,536)	(18,477)	(276,683)	(3,788,619)	257,818	(3,530,801)
Net operating income(expense)	1,904,746	138,488	21,532	5,914	2,070,680	86,062	2,156,742

Non-operating income(expense)	(172,105)	(5,219)	(336)	(4,848)	(182,508)	(24,728)	(207,236)

Net income(expense) before tax	1,732,641	133,269	21,196	1,066	1,888,172	61,334	1,949,506
Tax income(expense)	(378,320)	(32,055)	(1,174)	(900)	(412,449)	(6,969)	(419,418)

Net income(loss)	1,354,321	101,214	20,022	166	1,475,723	54,365	1,530,088

(*1)	For comparative purpose, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
(*2)

Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.

(*3)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.
(*4)

Depreciation and amortization 183,601 million Won are included in General and administrative expense. There are the Banking (128,060 million Won), Credit card (9,516 million Won), Investment banking (840 million Won), others (45,184 million Won) and adjustments (1 million Won), respectively.

	For the year ended December 31, 2018(*1)
	Banking	Credit card	Investment Banking	Others(*2)	Reporting segment total	Adjustments(*3)	Total
Net Interest income(expense)	4,453,511	509,999	43,081	1,142	5,007,732	643,219	5,650,951
Non-interest income(expense)	1,517,141	59,971	19,814	297,196	1,894,122	(832,165)	1,061,957
Impairment losses due to credit loss	4,913	(227,144)	(3,898)	(166)	(226,296)	(103,278)	(329,574)
General and administrative expense(*4)	(3,416,320)	(170,765)	(26,081)	(292,826)	(3,905,993)	281,960	(3,624,033)
Net operating income(expense)	2,559,245	172,060	32,915	5,345	2,769,565	(10,264)	2,759,301

Non-operating income(expense)	69,897	(5,547)	(295)	199	64,255	(18,684)	45,571

Net income(expense) before tax	2,629,142	166,513	32,621	5,545	2,833,821	(28,949)	2,804,872
Tax income(expense)	(713,178)	(39,979)	743	(2,238)	(754,651)	1,428	(753,223)

Net income(loss)	1,915,964	126,534	33,364	3,307	2,079,169	(27,520)	2,051,649

(*1)	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
(*2)

Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.

(*3)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.
(*4)

Depreciation and amortization 216,735 million Won are included in General and administrative expense. There are the Banking (177,882 million Won), Credit card (11,477 million Won), Investment banking (977 million Won), others (26,398 million Won) of which total bis and adjustments (1 million Won), respectively.

	For the year ended December 31, 2019
	Banking	Credit card	Investment banking	Others(*1)	Sub-total	Adjustments(*2)	Total
Net Interest income(expense)	4,583,386	553,956	54,077	2,290	5,193,709	699,997	5,893,706
Non-interest income(expense)	1,557,247	31,842	33,539	957,880	2,580,508	(1,533,917)	1,046,591
Impairment losses due to credit loss	(32,621)	(259,604)	(572)	(538)	(293,335)	(80,909)	(374,244)
General and administrative expense(*3)	(3,478,535)	(190,062)	(31,183)	(323,528)	(4,023,308)	257,231	(3,766,077)
Net operating income(expense)	2,629,477	136,132	55,861	636,104	3,457,574	(657,598)	2,799,976

Non-operating income(expense)	(151,348)	13,889	(3,501)	(1,545)	(142,505)	65,578	(76,927)

Net income(expense) before tax	2,478,129	150,021	52,360	634,559	3,315,069	(592,020)	2,723,049
Tax income(expense)	(616,110)	(35,825)	998	(1,294)	(652,231)	(33,222)	(685,453)

Net income(loss)	1,862,019	114,196	53,358	633,265	2,662,838	(625,242)	2,037,596

(*1)

Other subsidiaries include gains and losses from Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd. and Woori Global Asset Management Co., Ltd.

(*2)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.
(*3)

Depreciation and amortization 481,176 million Won are included in General and administrative expense. There are the Banking (435,227 million Won), Credit card (28,367 million Won), Investment banking (2,212 million Won), others (16,492 million Won) and adjustments ((-) 1,122 million Won) respectively.

Operating income or loss and major non-current assets from external customers

(3) Operating profit or loss and major non-current assets from external customers for the period are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Operating income(expense) from external customers	Major non-current assets(*)
Domestic	2,505,813	3,551,924
Foreign	253,488	236,050

Total	2,759,301	3,787,974

(*)	Investments in joint ventures and associates, investment properties, premises and equipment and intangible assets and right-of-use assets are included in major non-current assets.

	For the year ended December 31, 2019
	Operating income(expense) from external customers	Major non-current assets(*)
Domestic	2,500,504	4,908,140
Foreign	299,472	387,284

Total	2,799,976	5,295,424

(*)	Investments in joint ventures and associates, investment properties, premises and equipment and intangible assets and right-of-use assets are included in major non-current assets.